Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

On April 5, 2018, the Company issued a note of $20,069 to a consultant for the expenses the consultant had paid on behalf of the Company. The notes has no interest, and is due on April 5, 2022.

On May 18, 2018, the Company issued a note of $15,000 to a consultant for the expenses the consultant had paid on behalf of the Company. The notes has no interest, and is due on May 18, 2022.

On June 8, 2018, the Company issued a convertible note of $2,500. The convertible note is unsecured, bears interest at 10% per annum and due on December 8, 2019. There is no set conversion price as the Company does not have actively trading common shares.

On August 9, 2018, the Company issued 1,000,000 shares of its common stock to a consultant for consulting fees. Those shares are fair valued for $0.026 per share for a total of $26,000.

On August 9, 2018, the Company issued 3,000,000 shares each of its common stock to our 3 officers. Those shares are fair valued for $0.026 per share for a total of $234,000.

On August 28, 2018, the Company issued a note of $16,500 to a consultant for the expenses the consultant had paid on behalf of the Company. The notes has no interest, and is due on August 28, 2022.

On September 21, 2018, the Company issued a note of $500 to a consultant for the expenses the consultant had paid on behalf of the Company. The notes has no interest, and is due on September 21, 2022.

In September 30, 2018, the Company was involved with litigation with a former vendor in California. The Company was served with a judgment to pay $13,228 for past services received by the Company. The Company has accrued for these amounts as of December 31, 2017.